Property and Equipment, Net (Details) ¥ in Millions	6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
Property and Equipment, Net [Abstract]
Depreciation expense | ¥	¥ 2.0		¥ 2.6
Impairment for property and equipment | $